Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - CAD ($)	Share capital [Member]	Shares to be issued [Member]	Contributed Surplus [Member]	Deficit [Member]	Accumulated other comprehensive losses [Member]	Total
Beginning Balance at Nov. 30, 2018	$ 5,311,034		$ 185,024	$ (1,602,085)		$ 3,893,973
Beginning Balance (Shares) at Nov. 30, 2018	31,761,300
Statements Line Items
Net loss for the year				(4,366,807)		(4,366,807)
Shares issued for warrants exercised	$ 187,120					187,120
Shares issued for warrants exercised (Shares)	910,300
Shares issued for options exercised	$ 37,500					37,500
Shares issued for options exercised (Shares)	125,000
Fair value of agent warrants exercised	$ 127,254		(127,254)
Fair value of options exercised	13,590		(13,590)
Stock-based compensation			692,091			692,091
Shares to be issued		$ 22,811				22,811
Foreign currency translation gain					$ 46,244	46,244
Ending Balance at Nov. 30, 2019	$ 5,676,498	22,811	736,271	(5,968,892)	46,244	512,932
Ending Balance (Shares) at Nov. 30, 2019	32,796,600
Statements Line Items
Net loss for the year				(2,924,236)		(2,924,236)
Shares issued for warrants exercised	$ 246,667					246,667
Shares issued for warrants exercised (Shares)	1,233,334
Private placements	$ 1,367,325	$ (22,811)	83,109			1,427,623
Private placements (Shares)	8,232,330
Share issuance costs	$ (38,727)					(38,727)
Shares issued as compensation	$ 125,000					125,000
Shares issued as compensation (Shares)	500,000
Stock-based compensation			479,107			479,107
Foreign currency translation gain					19,546	19,546
Ending Balance at Nov. 30, 2020	$ 7,376,763		1,298,487	(8,893,128)	65,790	(152,088)
Ending Balance (Shares) at Nov. 30, 2020	42,762,264
Statements Line Items
Net loss for the year				(4,974,834)		(4,974,834)
Shares issued for warrants exercised	$ 1,332,727					1,332,727
Shares issued for warrants exercised (Shares)	6,129,572
Fair value of warrants exercised	$ 36,859		(36,859)
Private placements	$ 2,749,000		287,499			3,036,499
Private placements (Shares)	8,930,000
Shares issued for options exercised	$ 222,500					222,500
Shares issued for options exercised (Shares)	425,000
Fair value of options exercised	$ 158,106		(158,106)
Fair value of broker warrants granted	(174,427)		174,427
Shares issued to finders	$ (100,500)					(100,500)
Shares issued to finders (Shares)	336,250
Cash paid to finders	$ 74,180					(74,180)
Shares issued as compensation	$ 307,734					307,734
Shares issued as compensation (Shares)	656,250
Stock-based compensation			1,144,342			1,144,342
Foreign currency translation gain					30,603	30,603
Ending Balance at Nov. 30, 2021	$ 11,834,582		$ 2,709,790	$ (13,867,962)	$ 96,393	$ 772,803
Ending Balance (Shares) at Nov. 30, 2021	59,239,336